Note 4 - Advances to CEN Biotech Ukraine (Details Textual) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 14, 2017	Dec. 03, 2017	Dec. 02, 2017
XN Pharma [Member] | CEN Biotech Ukraine [Member]
Ownership Percentage	49.00%			49.00%
CEN Biotech Ukraine [Member]
Due from Related Parties, Total	$ 1,065,328	$ 1,065,328	$ 875,328
Percentage of Related Party's Equity Interest Owned by Director					25.50%	51.00%
CEN Biotech Ukraine [Member] | Bahige (Bill) Chaaban [Member]
Percentage of Related Party's Equity Interest Owned by Director	25.50%
CEN Biotech Ukraine [Member] | Usamakh Saadikh [Member]
Percentage of Related Party's Equity Interest Owned by Director	25.50%